Basis of preparation	6 Months Ended
Jun. 30, 2022
Disclosure of initial application of standards or interpretations [abstract]
Basis of preparation	Basis of preparation
These condensed consolidated interim financial statements ("the financial statements") for the six months ended 30 June 2022 have been prepared in accordance with the Disclosure Guidance and Transparency Rules (DTR) of the UK’s Financial Conduct Authority (FCA) and IAS 34, Interim Financial Reporting, as published by the International Accounting Standards Board (IASB) and adopted by the UK.
The condensed consolidated interim financial statements should be read in conjunction with the annual financial statements for the year ended 31 December 2021. The annual financial statements for the year ended 31 December 2021 were prepared in accordance with international accounting standards in conformity with the requirements of the Companies Act 2006 and in accordance with International Financial Reporting Standards (IFRS) and interpretations (IFRICs) as issued by the IASB and adopted by the UK.
The accounting policies and methods of computation used in these condensed consolidated interim financial statements are the same as those used in the Barclays PLC Annual Report on Form 20-F for the financial year ended 31 December 2021, as amended (the Annual Report 2021).
1.Going concern
The financial statements are prepared on a going concern basis, as the Directors are satisfied that the Group and parent company have the resources to continue in business for a period of at least 12 months from approval of the interim financial statements. In making this assessment, the Directors have considered a wide range of information relating to present and future conditions and includes a review of a working capital report (WCR). The WCR is used by the Directors to assess the future performance of the business and that it has the resources in place that are required to meet its ongoing regulatory requirements. The WCR also includes an assessment of the impact of internally generated stress testing scenarios on the liquidity and capital requirement forecasts. The stress tests used were based upon an assessment of reasonably possible downside economic scenarios that the Group could experience.
The WCR indicated that the Group had sufficient capital in place to support its future business requirements and remained above its regulatory minimum requirements in the internal stress scenarios.
2.Other disclosures
The Credit risk disclosures on pages 31 to 52 form part of these interim financial statements.
Restatement of financial statements
The comparatives in these condensed consolidated interim financial statements for the six months ended 30 June 2022 (the financial statements) have been restated to reflect both a provision and contingent liability disclosure in respect of the impact of an over-issuance of securities (the Over-issuance of Securities) in excess of the maximum aggregate offering price registered under Barclays Bank PLC’s shelf registration statement on Form F-3, as declared effective by the SEC in August 2019 (2019 F-3) and Barclays Bank PLC’s predecessor shelf registration statement on Form F-3 filed in 2018 (Predecessor Shelf).
Due to a historic SEC settlement order, at the time the 2019 F-3 was filed and the Predecessor Shelf was amended, Barclays Bank PLC had ceased to be a “well-known seasoned issuer” (or WKSI) and had become an “ineligible issuer”, as defined in Rule 405 under the Securities Act of 1933, as amended (Securities Act), thus being required to register upfront a certain amount of securities with the SEC.
In March 2022, Barclays Bank PLC became aware that it had issued securities in the US materially in excess of the amount it had registered with the SEC under the 2019 F-3 and subsequently became aware that securities had also been issued in excess of the amount it had registered with the SEC under the Predecessor Shelf. The securities that were issued in this period comprise structured notes and exchange traded notes (ETNs). As such, certain offers and sales of these securities were not made in compliance with the Securities Act, giving rise to rights of rescission for certain purchasers of the securities. Under Section 12(a)(1) of the Securities Act, certain purchasers of unregistered securities have a right to recover, upon the tender of such security, the consideration paid for such security with interest, less the amount of any income received, or damages if the purchaser no longer owns the security (the Rescission Price). As a result, Barclays Bank PLC has elected to make a rescission offer to eligible purchasers of the relevant affected securities at the Rescission Price (the Rescission Offer).
A proportion of the expected costs associated with the rights of rescission of certain investors are attributable to Barclays PLC’s financial statements for the year ended 31 December 2021. Accordingly, the comparatives in these financial statements have been restated. The restatement impacts the consolidated income statement, the consolidated statement of comprehensive income, the consolidated balance sheet, the consolidated statement of changes in equity, and the consolidated cash flow statement for the year ended 31 December 2021, as well as quarterly and half yearly financial information that is presented within this document. There was no material effect on Barclays PLC’s previously reported financial statements for the year ended 31 December 2020 and 2019.
The table below reflects each of the consolidated financial statement line items that were affected by the restatement:

Impact on the consolidated income statement	As reported	Restatement	As restated
Half year ended 30.06.21	£m	£m	£m
Litigation and conduct	(99)	(77)	(176)
Operating expenses	(7,231)	(77)	(7,308)
Profit before tax	4,979	(77)	4,902
Taxation	(759)	17	(742)
Profit after tax	4,220	(60)	4,160

Year ended 31.12.21	£m	£m	£m
Litigation and conduct	(177)	(220)	(397)
Operating expenses	(14,439)	(220)	(14,659)
Profit before tax	8,414	(220)	8,194
Taxation	(1,188)	50	(1,138)
Profit after tax	7,226	(170)	7,056

Impact on the consolidated statement of comprehensive income
Half year ended 30.06.21	£m	£m	£m
Profit after tax	4,220	(60)	4,160
Total comprehensive income for the period	2,620	(60)	2,560

Year ended 31.12.21	£m	£m	£m
Profit after tax	7,226	(170)	7,056
Total comprehensive income for the period	5,008	(170)	4,838

Impact on the cash flow statement
Half year ended 30.06.21	£m	£m	£m
Profit before tax	4,979	(77)	4,902
Adjustment for non-cash items	6,900	77	6,977

Impact on the consolidated balance sheet
As at 31.12.21	£m	£m	£m
Current tax liabilities	739	(50)	689
Provisions	1,688	220	1,908
Total liabilities	1,314,074	170	1,314,244

Retained earnings	50,657	(170)	50,487
Total equity	70,211	(170)	70,041